Trade and other receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 3,646,592	$ 2,614,945
Accrued income	1,577,598	1,318,327
Customer wallet receivables	1,679,273	1,585,645
Less: provision for expected credit losses	10,101,172	8,968,265
Total	5,873,717	4,004,331
Other receivables		4,951
Total	5,873,717	4,009,282
Accumulated impairment [member] | Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: provision for expected credit losses	$ (1,029,746)	$ (1,514,586)